Notes to the Balance Sheet Assets - summary Of Depreciation Right Of Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 3,586	€ 2,805
Cost of sales [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	98	100
Research and development [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	1,991	1,985
Selling Expenses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	145	123
General and administrative [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 1,352	€ 597